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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                     Pioneer Independence Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Independence Fund

 Schedule of Investments  9/30/11 (unaudited)

 Shares

 Value

 Convertible Corporate Bond - 0.4%

 Transportation - 0.4%

 Marine - 0.4%

 4,300,000

 DryShips, Inc., 5.0%, 12/1/14

 $

 2,649,875

 TOTAL CONVERTIBLE CORPORATE BOND

 (Cost  $4,099,502)

 $

 2,649,875

 COMMON STOCKS - 99.6%

 Energy - 10.7%

 Integrated Oil & Gas - 1.0%

 101,000

 Exxon Mobil Corp.

 $

 7,335,630

 Oil & Gas Drilling - 1.6%

 287,019

 Ensco Plc

 $

 11,604,178

 Oil & Gas Equipment & Services - 1.8%

 251,960

 National-Oilwell Varco, Inc.

 $

 12,905,391

 Oil & Gas Exploration & Production - 6.3%

 190,000

 Anadarko Petroleum Corp.

 $

 11,979,500

 224,040

 Devon Energy Corp.

 12,420,778

 181,200

 Range Resources Corp. (b)

 10,592,952

 294,800

 Southwestern Energy Co. *

 9,825,684

 $

 44,818,914

 Total Energy

 $

 76,664,113

 Materials - 4.8%

 Diversified Metals & Mining - 1.7%

 396,000

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 12,058,200

 Fertilizers & Agricu Ltural Chemicals - 2.0%

 295,000

 The Mosaic Co. *

 $

 14,446,150

 Industrial Gases - 1.1%

 82,800

 Praxair, Inc.

 $

 7,740,144

 Total Materials

 $

 34,244,494

 Capital Goods - 10.9%

 Aerospace & Defense - 7.1%

 119,800

 Precision Castparts Corp.

 $

 18,624,108

 993,900

 Textron, Inc. (b)

 17,532,396

 204,040

 United Technologies Corp.

 14,356,254

 $

 50,512,758

 Electrical Component & Equipment - 2.8%

 286,800

 Emerson Electric Co.

 $

 11,847,708

 150,000

 Rockwell International Corp.

 8,400,000

 $

 20,247,708

 Industrial Machinery - 1.0%

 155,000

 SPX Corp.

 $

 7,023,050

 Total Capital Goods

 $

 77,783,516

 Transportation - 0.8%

 Air Freight & Couriers - 0.8%

 86,400

 FedEx Corp.

 $

 5,847,552

 Total Transportation

 $

 5,847,552

 Automobiles & Components - 3.1%

 Auto Parts & Equipment - 3.1%

 316,500

 Johnson Controls, Inc.

 $

 8,346,105

 329,600

 Lear Corp.

 14,139,840

 $

 22,485,945

 Total Automobiles & Components

 $

 22,485,945

 Consumer Services - 6.2%

 Casinos & Gaming - 2.5%

 473,690

 Las Vegas Sands Corp. *

 $

 18,161,275

 Hotels, Resorts & Cruise Lines - 2.6%

 524,100

 Royal Caribbean Cruises, Ltd. * (b)

 $

 11,341,524

 181,000

 Starwood Hotels & Resorts, Inc.

 7,026,420

 $

 18,367,944

 Restaurants - 1.1%

 206,000

 Starbucks Corp.

 $

 7,681,740

 Total Consumer Services

 $

 44,210,959

 Media - 1.4%

 Cable & Satellite - 1.4%

 232,900

 Direct TV Group, Inc. *

 $

 9,840,025

 Total Media

 $

 9,840,025

 Retailing - 2.2%

 Internet Retail - 1.5%

 50,900

 Amazon.Com, Inc. * (b)

 $

 11,006,107

 Total Retailing

 $

 11,006,107

 Food & Drug Retailing - 2.2%

 Drug Retail - 2.2%

 476,420

 CVS/Caremark Corp.

 $

 15,998,184

 Total Food & Drug Retailing

 $

 15,998,184

 Food, Beverage & Tobacco - 2.8%

 Packaged Foods & Meats - 2.8%

 311,800

 General Mills, Inc.

 $

 11,994,946

 144,700

 Nestle SA (A.D.R.) *

 7,972,970

 $

 19,967,916

 Total Food, Beverage & Tobacco

 $

 19,967,916

 Health Care Equipment & Services - 1.1%

 Health Care Equipment - 1.1%

 442,242

 Insulet Corp. * (b)

 $

 6,748,613

 25,200

 St. Jude Medical, Inc.

 911,988

 $

 7,660,601

 Total Health Care Equipment & Services

 $

 7,660,601

 Pharmaceuticals & Biotechnology - 13.9%

 Biotechnology - 5.9%

 242,600

 Alexion Pharmaceuticals, Inc. *

 $

 15,540,956

 152,100

 Celgene Corp. *

 9,418,032

 378,700

 Vertex Pharmaceuticals, Inc. * (b)

 16,867,298

 $

 41,826,286

 Pharmaceuticals - 8.0%

 171,000

 Allergan, Inc.

 $

 14,086,980

 573,260

 Bristol-Myers Squibb Co.

 17,988,899

 1,342,780

 Cardiome Pharma Corp. *

 4,417,746

 150,000

 Medicis Pharmaceutical Corp.

 5,472,000

 200,000

 Mylan, Inc. *

 3,398,000

 128,500

 Shire Pharmaceuticals Group Plc (A.D.R.) *

 12,070,005

 $

 57,433,630

 Total Pharmaceuticals & Biotechnology

 $

 99,259,916

 Diversified Financials - 3.5%

 Consumer Finance - 1.3%

 200,779

 American Express Co.

 $

 9,014,977

 200,000

 Capital One Financial Corp.

 8,144,570

 $

 17,159,547

 Diversified Finance Services - 2.2%

 338,570

 Citigroup, Inc.

 $

 8,674,163

 244,900

 J.P. Morgan Chase & Co.

 7,376,388

 $

 16,050,551

 Total Diversified Financials

 $

 33,210,098

 Insurance - 0.2%

 Multi-Line Insurance - 0.2%

 71,100

 Hartford Financial Services Group, Inc.

 $

 1,147,554

 Total Insurance

 $

 1,147,554

 Software & Services - 13.6%

 Application Software - 4.1%

 150,000

 Informatica Corp. *

 $

 6,142,500

 1,038,000

 TIBCO Software, Inc. *

 23,240,820

 $

 29,383,320

 Data Processing & Outsourced Services - 2.2%

 48,140

 MasterCard, Inc.

 $

 15,268,082

 Internet Software & Services - 1.0%

 13,800

 Google, Inc. * (b)

 $

 7,098,444

 Systems Software - 6.3%

 874,800

 Microsoft Corp.

 $

 21,773,772

 818,650

 Oracle Corp.

 23,528,001

 $

 45,301,773

 Total Software & Services

 $

 97,051,619

 Technology Hardware & Equipment - 15.5%

 Communications Equipment - 2.3%

 500,000

 Cisco Systems, Inc.

 $

 7,745,000

 123,500

 F5 Networks, Inc. *

 8,774,675

 221,100

 Qualcomm, Inc.

 11,059,180

 $

 27,578,855

 Computer Hardware - 6.3%

 117,820

 Apple, Inc. *

 $

 44,927,122

 Computer Storage & Peripherals - 6.9%

 1,496,000

 EMC Corp. *

 $

 31,401,040

 260,600

 NETAPP, Inc. * (b)

 8,842,158

 357,100

 Western Digital Corp. *

 9,184,612

 $

 49,427,810

 Total Technology Hardware & Equipment

 $

 121,933,787

 Semiconductors - 3.7%

 Semiconductor Equipment - 1.0%

 218,200

 ASM Lithography Holdings NV

 $

 7,536,628

 Semiconductors - 2.7%

 180,000

 Analog Devices, Inc.

 $

 5,625,000

 399,400

 Broadcom Corp. *

 13,296,030

 271,700

 Texas Instruments, Inc.

 7,385,620

 $

 26,306,650

 Total Semiconductors

 $

 33,843,278

 TOTAL COMMON STOCKS

 Principal

 (Cost  $680,743,882)

 $

 712,155,664

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 9.5%

 Securities Lending Collateral  - 9.5% (c)

 Certificates of Deposit:

 1,581,775

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 1,582,353

 1,582,268

 Bank of Montreal Chicago, 0.38%, 9/26/12

 1,582,353

 1,581,639

 Bank of Nova Scotia, 0.32%, 6/11/12

 1,582,353

 395,838

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 395,950

 1,976,890

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 1,977,942

 1,976,842

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 1,977,821

 1,779,111

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 1,780,148

 988,419

 National Australia Bank NY, 0.27%, 10/19/11

 988,967

 1,384,416

 National Australia Bank NY, 0.31%, 1/9/12

 1,384,559

 2,175,465

 RaboBank nederland, 0.32%, 4/2/12

 2,175,970

 988,664

 Royal Bank of Canada NY, 0.48%, 9/10/12

 988,971

 1,975,917

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 1,977,984

 790,552

 Wachovia Corp., 0.38%, 10/15/11

 791,202

 593,432

 Wachovia Corp., 0.48%, 3/1/12

 593,667

 1,977,481

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 1,977,942

 $

 21,758,182

 Commercial Paper:

 790,643

 American Honda Finance, 0.30%, 1/11/12

 $

 791,177

 473,090

 Chariot Funding LLC, 0.16%, 10/17/11

 473,090

 1,582,325

 Chariot Funding LLC, 0.16%, 10/5/11

 1,582,325

 1,384,455

 Chariot Funding LLC, 0.15%,  10/19/11

 1,384,455

 632,579

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 632,579

 1,205,242

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 1,205,242

 988,918

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 988,918

 1,977,889

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 1,977,889

 907,708

 Federal Farm Credit, 0.18%, 8/20/12

 907,904

 1,422,922

 General Electric Capital Corp., 0.37%, 4/10/12

 1,424,109

 197,506

 General Electric Capital Corp., 0.42%, 7/27/12

 197,659

 217,517

 General Eletric Capital Corp., 0.48%, 11/21/11

 217,633

 988,960

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 988,960

 1,779,396

 Nestle Capital Corp., 0.19%, 12/20/11

 1,779,396

 1,581,123

 Nordea NA, 0.28%, 1/9/12

 1,581,123

 1,268,114

 Old Line Funding LLC, 0.17%, 10/5/11

 1,268,114

 593,366

 Old Line Funding LLC, 0.17%, 10/7/11

 593,366

 1,582,150

 Procter & Gamble, 0.14%, 11/3/11

 1,582,150

 988,224

 Royal Bank of Canada, 0.30%, 4/30/12

 988,971

 1,186,659

 Sanofi Aventis SA, 0.17%, 10/20/11

 1,186,659

 439,299

 Straight-a Funding LLC, 0.19%, 12/9/2011

 439,299

 1,977,467

 Svenska HandelsBanken, 0.38%, 6/29/12

 1,977,942

 1,060,675

 Thunderbay Funding LLC, 0.17%, 10/12/11

 1,060,675

 792,308

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 792,308

 395,412

 Thunderbay Funding LLC, 0.22%,  12/13/11

 395,412

 790,862

 Thunderbay Funding LLC, 0.22%,12/5/11

 790,862

 988,877

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 988,877

 988,584

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 988,584

 395,453

 Wells Fargo & Co., 0.34%, 1/24/12

 395,709

 $

 29,581,387

 Tri-party Repurchase Agreements:

 1,977,942

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $1,977,942 plus accrued interest on 10/3/11 collateralized by the following:

 $389,976 U.S. Treasury Bond, 5.0%, 5/15/37

 $1,627,527 U.S. Treasury Note, 1.75%, 5/31/16

 $

 1,977,942

 7,931,388

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $7,931,388 plus accrued interest on 10/3/11 collateralized by $8,090,207

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 7,931,388

 791,177

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $791,177 plus accrued interest on 10/3/11 collateralized by $807,000

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 791,177

 Shares

 $

 10,700,507

 Money Market Mutual Funds:

 2,966,912

 Dreyfus Preferred Money Market Fund

 $

 2,966,912

 2,966,912

 Fidelity Prime Money Market Fund

 2,966,912

 $

 5,933,824

 Total Securities Lending Collateral

 $

 67,973,900

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $67,973,900)

 $

 67,973,900

 TOTAL INVESTMENT IN SECURITIES - 109.4%

 (Cost  $752,816,834) (a)

 $

 782,779,439

 OTHER ASSETS AND LIABILITIES - (9.4)%

 $

 (67,512,141)

 TOTAL NET ASSETS - 100.0%

 $

 715,267,298

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $752,816,834 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 51,091,065

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (21,128,460)

 Net unrealized loss

 $

 29,962,605

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Security

 Value

         50,000

 Amazon.Com, Inc. *

 $

 10,811,500

         10,000

 Google, Inc. *

 5,143,800

        437,800

 Insulet Corp. *

 6,680,828

         33,400

 NETAPP, Inc. *

 1,133,596

         19,000

 Range Resources Corp.

 1,110,740

        412,400

 Royal Caribbean Cruises, Ltd. *

 8,924,336

        983,925

 Textron, Inc.

 17,356,437

         50,200

 Veeco, Inc. **

 1,224,880

        131,100

 Vertex Pharmaceuticals, Inc. *

 5,839,194

        515,925

 Zions Bancorporation **

 7,259,065

 Total

 $

 65,484,376

 **

 Indicates pending sale at September 30, 2011.

 (c)

 Securities lending collateral is managed by Credit Suisse, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
2,649,875

$
-

$
2,649,875

 Common Stocks

712,155,664

-

-

712,155,664

 Temporary Cash Investments

-

62,040,076

-

62,040,076

 Money Market Mutual Funds

5,933,824

-

-

5,933,824

 Total

$
718,089,488

$
64,689,951

$
-

$
782,779,439

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2011

* Print the name and title of each signing officer under his or her signature.